Consolidated statements of changes in equity - USD ($) $ in Millions		Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2016		$ 74,891	$ 74,832	$ 972	$ (76)	$ 81,148	$ (7,212)	$ 59
Net income		3,644	3,646			3,646		(2)
Other comprehensive income		3,003	3,001			159	2,842	2
Total comprehensive income		6,647	6,647			3,805	2,842	0
Dividends		(6,495)	(6,495)		0	(6,495)	0	0
Purchase of treasury shares		(3,354)	(3,354)		(22)	(3,332)	0	0
Reduction of share capital		0	0	(3)	5	(2)	0	0
Exercise of options and employee transactions		235	235		2	233	0	0
Equity-based compensation		341	341		4	337	0	0
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,287)	(2,287)		0	(2,287)	0	0
Total of other equity movements		(11,560)	(11,560)	(3)	(11)	(11,546)	0
Equity at end of period at Jun. 30, 2017		69,978	69,919	969	(87)	73,407	(4,370)	59
Equity at beginning of period at Mar. 31, 2017		67,646	67,586	972	(77)	72,934	(6,243)	60
Net income		1,979	1,980			1,980		(1)
Other comprehensive income		1,901	1,901			28	1,873
Total comprehensive income		3,880	3,881			2,008	1,873	(1)
Purchase of treasury shares		(1,811)	(1,811)	0	(16)	(1,795)	0	0
Reduction of share capital		0	0	(3)	5	(2)	0	0
Exercise of options and employee transactions		4	4	0	1	3	0	0
Equity-based compensation		142	142	0	0	142	0	0
Increase of treasury share repurchase obligation under a share buyback trading plan		117	117	0	0	117	0	0
Total of other equity movements		(1,548)	(1,548)	(3)	(10)	(1,535)	0
Equity at end of period at Jun. 30, 2017		69,978	69,919	969	(87)	73,407	(4,370)	59
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2017		74,227	74,168	969	(100)	77,639	(4,340)	59
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	[1]	60	60			237	(177)
Equity at beginning of period (Restated [member]) at Dec. 31, 2017		74,287	74,228	969	(100)	77,876	(4,517)	59
Equity at beginning of period at Dec. 31, 2017		74,227
Net income		9,796	9,793			9,793		3
Other comprehensive income		145	148			(528)	676	(3)
Total comprehensive income		9,941	9,941			9,265	676	0
Dividends		(6,966)	(6,966)	0	0	(6,966)
Purchase of treasury shares		(800)	(800)	0	(5)	(795)
Reduction of share capital		0	0	(25)	34	(9)
Exercise of options and employee transactions		433	433	0	4	429
Equity-based compensation		356	356	0	4	352
Increase of treasury share repurchase obligation under a share buyback trading plan		(363)	(363)	0	0	(363)
Transaction costs recorded in equity	[2]	(11)	(11)			(11)
Fair value adjustments on financial assets sold		0	0	0	0	18	(18)
Impact of change in ownership of consolidated entities		24	(3)	0	0	(3)		27
Total of other equity movements		(7,327)	(7,354)	(25)	37	(7,348)	(18)	27
Equity at end of period at Jun. 30, 2018		76,901	76,815	944	(63)	79,793	(3,859)	86
Equity at beginning of period at Mar. 31, 2018		71,211	71,098	969	(93)	73,498	(3,276)	113
Net income		7,768	7,768			7,768		0
Other comprehensive income		(1,137)	(1,135)			(563)	(572)	(2)
Total comprehensive income		6,631	6,633			7,205	(572)	(2)
Purchase of treasury shares		(709)	(709)		(4)	(705)		0
Reduction of share capital		0	0	(25)	34	(9)		0
Equity-based compensation		169	169		0	169		0
Increase of treasury share repurchase obligation under a share buyback trading plan		(363)	(363)		0	(363)		0
Transaction costs recorded in equity	[2]	(11)	(11)			(11)
Fair value adjustments on financial assets sold		0	0		0	11	(11)	0
Impact of change in ownership of consolidated entities		(27)	(2)		0	(2)		(25)
Total of other equity movements		(941)	(916)	(25)	30	(910)	(11)	(25)
Equity at end of period at Jun. 30, 2018		$ 76,901	$ 76,815	$ 944	$ (63)	$ 79,793	$ (3,859)	$ 86

[1]	The impact of change in accounting policies includes USD 60 million relating to IFRS 15 implementation and USD 177 million relating to IFRS 9 implementation. See Note 2 and Note 7.
[2]	Transaction costs directly attributable to the potential distribution (spinoff) of Alcon to Novartis shareholders (see Note 2).